DWS Tax-Exempt Portfolio Annual Fund Operating Expenses - DWS Tax Free Mony Fund Cl S [Member] - DWS Tax-Exempt Portfolio	Jul. 28, 2026
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	July 31, 2027
DWS Tax-Free Money Fund Class S
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.07%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.43%
Expenses (as a percentage of Assets)	0.50%
Fee Waiver or Reimbursement	(0.02%)
Net Expenses (as a percentage of Assets)	0.48%